Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ 16,545	$ 13,178
Increases related to prior year tax positions	314	1,489
Increases related to current year tax positions	694	2,864
Settlements	(2,499)	0
Reduction due to lapse of applicable statute of limitations	(87)	(986)
Balance at December 31	$ 14,967	$ 16,545